RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2020
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(187,268)	$50,402	$202,017	$(439,687)

Accrued partnership management fee not deducted for income tax purposes	691,517	196,371	(15,958)	511,104

Other	(631,586)	(279,008)	(1,130,895)	778,317

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,263,571)	(305,820)	(144,088)	(813,663)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,333,132)	(78,717)	(205,540)	(1,048,875)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,005,078)	(401,181)	(289,742)	(314,155)

Income (loss) for tax return purposes, December 31, 2019	$(3,729,118)	$(817,953)	$(1,584,206)	$(1,326,959)

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(919,349)	$(263,649)	$(169,001)	$(486,699)

Accrued partnership management fee not deducted for income tax purposes	(287,716)	(269,407)	(288,160)	269,851

Other	(2,647,128)	(777,309)	(2,005,696)	135,877

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,476,485)	(451,984)	(246,460)	(778,041)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,515,087)	(617,831)	(436,928)	(1,460,328)

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,262,944	247,378	113,483	902,083

Income (loss) for tax return purposes, December 31, 2018	$(6,582,821)	$(2,132,802)	$(3,032,762)	$(1,417,257)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2019	$14,940,197	$3,276,811	$(834,409)	$12,497,795

Impairment loss in investment in operating limited partnerships	(38,300,568)	(8,724,000)	(2,854,185)	(26,722,383)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,838,449)	(750,844)	(1,002,710)	(11,084,895)

Other	36,198,820	6,198,033	4,691,304	25,309,483

Investments in operating limited partnerships - as reported	$—	$—	$—	$—

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Table Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(187,268)	$50,402	$202,017	$(439,687)

Accrued partnership management fee not deducted for income tax purposes	691,517	196,371	(15,958)	511,104

Other	(631,586)	(279,008)	(1,130,895)	778,317

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,263,571)	(305,820)	(144,088)	(813,663)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,333,132)	(78,717)	(205,540)	(1,048,875)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,005,078)	(401,181)	(289,742)	(314,155)

Income (loss) for tax return purposes, December 31, 2019	$(3,729,118)	$(817,953)	$(1,584,206)	$(1,326,959)

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(919,349)	$(263,649)	$(169,001)	$(486,699)

Accrued partnership management fee not deducted for income tax purposes	(287,716)	(269,407)	(288,160)	269,851

Other	(2,647,128)	(777,309)	(2,005,696)	135,877

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,476,485)	(451,984)	(246,460)	(778,041)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,515,087)	(617,831)	(436,928)	(1,460,328)

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,262,944	247,378	113,483	902,083

Income (loss) for tax return purposes, December 31, 2018	$(6,582,821)	$(2,132,802)	$(3,032,762)	$(1,417,257)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2019	$14,940,197	$3,276,811	$(834,409)	$12,497,795

Impairment loss in investment in operating limited partnerships	(38,300,568)	(8,724,000)	(2,854,185)	(26,722,383)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,838,449)	(750,844)	(1,002,710)	(11,084,895)

Other	36,198,820	6,198,033	4,691,304	25,309,483

Investments in operating limited partnerships - as reported	$—	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2018	$19,222,164	$4,220,349	$811,629	$14,190,186

Impairment loss in investment in operating limited partnerships	(45,260,615)	(12,005,556)	(6,247,466)	(27,007,593)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(13,981,780)	(1,968,815)	(1,622,844)	(10,390,121)

Other	40,020,231	9,754,022	7,058,681	23,207,528

Investments in operating limited partnerships - as reported	$—	$—	$—	$—